Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2023:

	2023 Carrying Value	2023 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	255.0	255.0	—	255.0	—
	255.0	255.0	—	255.0	—
Financial liabilities
Derivatives	55.2	55.2	—	55.2	—
Senior guaranteed notes (1)	883.4	853.0	—	853.0	—
	938.6	908.2	—	908.2	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2022:

	2022 Carrying Value	2022 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	235.3	235.3	—	235.3	—
	235.3	235.3	—	235.3	—
Financial liabilities
Derivatives	8.7	8.7	—	8.7	—
Senior guaranteed notes (1)	1,441.5	1,372.9	—	1,372.9	—
	1,450.2	1,381.6	—	1,381.6	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2023:

	2023 Carrying Value	2023 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	255.0	255.0	—	255.0	—
	255.0	255.0	—	255.0	—
Financial liabilities
Derivatives	55.2	55.2	—	55.2	—
Senior guaranteed notes (1)	883.4	853.0	—	853.0	—
	938.6	908.2	—	908.2	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2022:

	2022 Carrying Value	2022 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	235.3	235.3	—	235.3	—
	235.3	235.3	—	235.3	—
Financial liabilities
Derivatives	8.7	8.7	—	8.7	—
Senior guaranteed notes (1)	1,441.5	1,372.9	—	1,372.9	—
	1,450.2	1,381.6	—	1,381.6	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2023 and the change in fair value for the year ended December 31, 2023:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	14.0	6.7	175.0	30.9	226.6
Acquisitions through business combinations	12.0	—	—	—	12.0
Dispositions	19.0	—	—	—	19.0
Unrealized change in fair value	129.4	(3.4)	(153.6)	(29.3)	(56.9)
Foreign exchange	(0.9)	—	—	—	(0.9)
Derivative assets, end of year	173.5	3.3	21.4	1.6	199.8

Derivative assets, end of year	176.5	3.3	72.2	3.0	255.0
Derivative liabilities, end of year	(3.0)	—	(50.8)	(1.4)	(55.2)
(1)Includes crude oil, crude oil differentials, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2022 and the change in fair value for the year ended December 31, 2022:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets (liabilities), beginning of year	(154.4)	5.6	170.6	33.8	55.6
Unrealized change in fair value	168.4	1.1	4.4	(2.9)	171.0
Derivative assets, end of year	14.0	6.7	175.0	30.9	226.6

Derivative assets, end of year	22.6	6.7	175.1	30.9	235.3
Derivative liabilities, end of year	(8.6)	—	(0.1)	—	(8.7)
(1)Includes crude oil, crude oil differentials, propane, natural gas and natural gas differential contracts.
(2)Interest payments on CCS.
(3)Includes principal portion of CCS and foreign exchange contracts.

Disclosure of offsetting of financial assets and liabilities	The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2023 and December 31, 2022:

	2023			2022
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	258.4	(58.6)	199.8	246.3	(19.7)	226.6
Amount offset	(3.4)	3.4	—	(11.0)	11.0	—
Net amount	255.0	(55.2)	199.8	235.3	(8.7)	226.6

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2023		Year ended December 31, 2022
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(134.4)	135.5	(40.3)	38.8
Natural gas	(25.4)	25.8	(3.1)	3.2
Differential
Natural gas	15.5	(15.5)	2.6	(2.6)
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2023		Year ended December 31, 2022
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	265.1	(265.1)	124.6	(124.6)
Cross currency swaps	Forward	(254.8)	254.8	(123.7)	123.7
Foreign exchange swaps	Forward	14.1	(14.1)	4.3	(4.3)
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2023		Year ended December 31, 2022
Share price	Increase 50%	Decrease 50%	Increase 50%	Decrease 50%
Total return swaps	12.7	(12.7)	26.8	(26.8)

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2023, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	634.9	—	—	—	634.9
Dividends payable	56.8	—	—	—	56.8
Derivative liabilities (1)	—	3.2	—	—	3.2
Senior guaranteed notes (2)	342.8	476.5	27.0	—	846.3
Bank debt (3)	236.3	3,118.8	—	—	3,355.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior guaranteed notes, which fix the amounts due in Canadian dollars. US dollar senior guaranteed notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2023, and includes undiscounted cash outflows pursuant to the CCS related to Secured Overnight Financing Rate loans.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2022, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	448.2	—	—	—	448.2
Dividends payable	99.4	—	—	—	99.4
Derivative liabilities (1)	12.6	—	—	—	12.6
Senior guaranteed notes (2)	486.6	816.2	26.9	—	1,329.7
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars
Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2023, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	634.9	—	—	—	634.9
Dividends payable	56.8	—	—	—	56.8
Derivative liabilities (1)	—	3.2	—	—	3.2
Senior guaranteed notes (2)	342.8	476.5	27.0	—	846.3
Bank debt (3)	236.3	3,118.8	—	—	3,355.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS related to the senior guaranteed notes, which fix the amounts due in Canadian dollars. US dollar senior guaranteed notes that do not have any underlying CCS are translated at the period end foreign exchange rate.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2023, and includes undiscounted cash outflows pursuant to the CCS related to Secured Overnight Financing Rate loans.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2022, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	448.2	—	—	—	448.2
Dividends payable	99.4	—	—	—	99.4
Derivative liabilities (1)	12.6	—	—	—	12.6
Senior guaranteed notes (2)	486.6	816.2	26.9	—	1,329.7
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars
Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2023:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)
January 2024 - December 2024 (2)	15,414	102.02	28,488	114.40	97.52
January 2025 - December 2025	1,513	95.13	—	—	—
(1)The volumes and prices reported are the weighted average volumes and prices for the period.
(2)Includes 5,000 bbls/d in the first half of 2024, which can be extended at the option of the counterparty for the second half of 2024 at an average swap price of $102.68/bbl.

Financial WTI Crude Oil Derivative Contracts – US Dollar (1)
	Swap
	Volume (bbls/d)	Average Price (US$/bbl)
Term
January 2024 - March 2024	10,050	82.44
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)
	Swap
	Volume (GJ/d)	Average Price ($/GJ)
Term
January 2024 - October 2024	31,403	3.33
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial NYMEX Natural Gas Derivative Contracts – US Dollar (1)
	Swap		Collar
Term	Volume (mmbtu/d)	Average Price (US$/mmbtu)	Volume (mmbtu/d)	Average Sold Call Price (US$/mmbtu)	Average Bought Put Price (US$/mmbtu)
January 2024 - December 2024	31,027	3.44	60,000	4.21	3.14
January 2025 - December 2025	51,000	3.43	45,000	4.01	3.33
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
January 2024 - December 2024	151,257	Basis Swap	AECO	(1.10)
January 2025 - December 2025	150,000	Basis Swap	AECO	(1.12)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2024	Swap	783.0	7.18	1,075.6	6.69
January 2024 - March 2024	Swap	635.0	7.17	847.6	6.78
January 2024 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2024 - April 2025	Swap	52.0	4.30	67.9	3.98
January 2024 - April 2025	Swap	207.5	4.08	262.6	4.13

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2024	Swap (1)	Cdn$	64.1	US$	48.0
June 2024	Swap	Cdn$	40.5	US$	30.0
December 2024	Swap	Cdn$	40.5	US$	30.0
(1)Based on an average floating exchange rate.

Financial Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2024 - March 2024	Swap	11.8	1,549,947
January 2024 - March 2025	Swap	12.0	1,207,754